Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Non-current liabilities	₨ (41,007.6)	$ (629.2)	₨ (119,840.3)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	4,256.3	65.3	3,482.6
Fair value of plan assets	4,053.6	62.3	3,245.3
Net liability	(202.7)	(3.0)	(237.3)
Non-current liabilities	₨ (202.7)	$ (3.0)	₨ (237.3)